Borrowings (Details 3) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 17, 2005 Exchange Statutory Trust II	Dec. 31, 2013 Exchange Statutory Trust II	Mar. 17, 2004 Exchange Statutory Trust I	Dec. 31, 2013 Exchange Statutory Trust I
Borrowings
Trust preferred securities issued			$ 23,000,000		$ 25,000,000
Term			30 years
Description of variable rate				three-month LIBOR		three-month LIBOR
Basis spread on variable rate (as a percent)				1.83%		2.70%
Interest rate at end of period (as a percent)				2.07%		2.94%
Period of time after issuance in which TPS can be repaid without penalty				5 years
Investment in common interests of the trust during the period	712,000
Investment in preferred interests of the trust by a third party during the period	23,000,000
Subordinated notes	49,486,000	49,486,000
Investment in common securities of the trust	$ 1,500,000